JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
February 18, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 333-208312 and 811-23117
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 118 (Amendment No. 119 under the Investment Company Act of 1940) filed electronically on February 16, 2021.
Please contact the undersigned at (212) 270-6803 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch

Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan U.S. Equity Funds
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund